Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Changes to Asset Retirement Obligation Liabilities	The following table describes changes to Venator’s asset retirement obligation liabilities:

	December 31,
	2022	2021
Asset retirement obligations at beginning of year	$27	$32
Accretion expense	2	2
Liabilities incurred	1	—
Liabilities settled	—	(6)
Transferred to current liabilities held for sale	(8)	—
Foreign currency effect on reserve balance	(2)	(1)
Asset retirement obligations at end of year	$20	$27